As filed with the Securities and Exchange Commission on May 26, 2017

UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 23175

MATRIX ADVISORS DIVIDEND FUND

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 99.3%
Bank (Money Center): 4.9%
3,400	JPMorgan Chase & Co.	$298,656

Bank (Regional): 3.0%
4,000	BB&T Corp.	178,800

Bank (Super Regional): 4.9%
5,300	Wells Fargo & Co.	294,998

Beverages: 4.7%
1,900	PepsiCo, Inc.	212,534
1,700	The Coca-Cola Co.	72,148
		284,682

Biotechnology: 1.6%
1,450	Gilead Sciences, Inc.	98,484

Computer Software and Services: 3.3%
3,000	Microsoft Corp.	197,580

Computer Peripherals: 1.4%
500	IBM	87,070

Diversifed Operations: 3.1%
1,700	United Technologies Corp.	190,757

Drug: 12.0%
3,550	AbbVie, Inc.	231,318
4,000	Merck & Co., Inc.	254,159
7,100	Pfizer, Inc.	242,891
		728,368

Drug Store: 2.9%
2,275	CVS Health Corp.	178,588

Food Processing (Retail): 4.0%
4,100	General Mills, Inc.	241,941

Household Products: 7.2%
1,700	Kimberly-Clark Corp.	223,771
2,400	The Procter & Gamble Co.	215,640
		439,411

Hyper Markets and Super Centers: 2.9%
3,200	Target Corp.	176,608

Insurance (Diversified): 4.4%
5,100	MetLife, Inc.	269,382

Manufacturing - Miscellaneous: 4.6%
3,800	Eaton Corp. Plc	281,770

Medical Supplies:: 2.9%
1,400	Johnson & Johnson	174,370

Petroleum (Producing): 2.1%
2,000	Occidental Petroleum Corp.	126,720

Petroleum (Integrated): 9.5%
1,700	Chevron Corp.	182,529
2,000	Exxon Mobil Corp.	164,020
4,100	Royal Dutch Shell Plc - ADR	228,903
		575,452

Restaurants: 2.0%
950	McDonald's Corp.	123,130

Telecommunications (Equipment): 6.1%
6,400	Cisco Systems, Inc.	216,320
2,700	QUALCOMM, Inc.	154,818
		371,138

Telecommunication Services: 7.7%
5,300	AT&T, Inc.	220,215
5,000	Verizon Communications, Inc.	243,750
		463,965

Transportation Services: 4.1%
2,300	United Parcel Service, Inc. - Class B	246,790

TOTAL COMMON STOCKS (Cost $5,771,219)		$6,028,660

SHORT-TERM INVESTMENTS - 0.9%
51,318	Fidelity Institutional Money Market Funds - Government Portfolio	51,318

TOTAL SHORT-TERM INVESTMENTS (Cost $51,318)		$51,318

TOTAL INVESTMENTS (Cost $5,822,537): 100.2%		6,079,978
Liabilities in Excess of Other Assets: (0.2)%		(10,626)
TOTAL NET ASSETS: 100.0%		$6,069,352

ADR - American Depositary Receipt

The cost basis of investment for federal income tax purposes at March 31, 2017, was as follows+:

Cost of investments	$5,822,537
Gross unrealized appreciation	379,291
Gross unrealized depreciation	(121,850)
Net unrealized appreciation	$257,441

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2017:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$6,028,660	$-	$-	$56,481,399
Total Equity	$6,028,660	$-	$-	$56,481,399
Short-Term Investments	$51,318	$-	$-	$486,227
Total Investments in Securities	$6,079,978	$-	$-	$56,967,626

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matrix Advisors Dividend Fund

By (Signature and Title)* /s/ David A. Katz
                                              David A. Katz, President and Treasurer

Date May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David A. Katz
                                              David A. Katz, President and Treasurer

Date May 24, 2017